Financial instruments - Fair values and risk management (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Disclosure of financial assets
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
(in thousands of USD)	Financial assets at fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial assets measured at fair value
Interest rate swaps (Note 11/13)	2,145	—	—	2,145	—	2,145	—	2,145
Investments (Note 26)	45,000	—	—	45,000	—	—	45,000	45,000
	47,145	—	—	47,145

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	73,797	—	73,797	—	—	73,797	73,797
Lease receivables (Note 13)	—	1,263	—	1,263	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	184,409	—	184,409	—	—	—	—
Cash and cash equivalents (Note 14)	—	38,869	—	38,869	—	—	—	—
	—	298,338	—	298,338

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	1,373	—	—	1,373	—	1,373	—	1,373
	1,373	—	—	1,373

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	1,622,703	1,622,703	—	1,648,136	—	1,648,136
Unsecured bank loans (Note 17)	—	—	30,103	30,103	—	30,103	—	30,103
Unsecured other notes (Note 17)	—	—	202,620	202,620	202,225	—	—	202,225
Other borrowings (Note 17)	—	—	763,085	763,085	—	771,798	—	771,798
Lease liabilities (Note 17)	—	—	3,744	3,744	—	3,383	—	3,383
Trade and other payables * (Note 18)	—	—	50,700	50,700	—	—	—	—
		—	2,672,955	2,672,955

	Carrying amount				Fair value
	Financial assets at fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2025
Financial assets measured at fair value
Forward exchange contracts (Note 13)	482	—	—	482	—	482	—	482
Interest rate swaps (Note 13)	110	—	—	110	—	110	—	110
Bunker derivatives (Note 13)	96	—	—	96	—	96	—	96
Investments (Note 26)	89,800	—	—	89,800	—	—	89,800	89,800
	90,488	—	—	90,488

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	97,116	—	97,116	—	—	97,116	97,116
Trade and other receivables * (Note 13)	—	250,312	—	250,312	—	—	—	—
Cash and cash equivalents (Note 14)	—	146,529	—	146,529	—	—	—	—
	—	493,957	—	493,957

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	20	—	—	20	—	20	—	20
	20	—	—	20

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	3,187,820	3,187,820	—	3,277,577	—	3,277,577
Unsecured bank loans (Note 17)	—	—	2,940	2,940	—	2,940	—	2,940
Unsecured other notes (Note 17)	—	—	203,287	203,287	204,195	—	—	204,195
Other borrowings (Note 17)	—	—	2,150,673	2,150,673	—	2,175,537	—	2,175,537
Lease liabilities (Note 17)	—	—	5,049	5,049	—	5,121	—	5,121
Trade and other payables * (Note 18)	—	—	143,653	143,653	—	—	—	—
	—	—	5,693,422	5,693,422

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 13), deferred income and VAT payables (included in other payables) (see Note 18), which are not financial assets (liabilities) are not included.

Disclosure of financial liabilities
The following table shows the carrying amounts and fair values of financial assets and financial liabilities, including their levels in the fair value hierarchy. It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as trade and other receivables and payables.

	Carrying amount				Fair value
(in thousands of USD)	Financial assets at fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2024
Financial assets measured at fair value
Interest rate swaps (Note 11/13)	2,145	—	—	2,145	—	2,145	—	2,145
Investments (Note 26)	45,000	—	—	45,000	—	—	45,000	45,000
	47,145	—	—	47,145

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	73,797	—	73,797	—	—	73,797	73,797
Lease receivables (Note 13)	—	1,263	—	1,263	—	2,268	—	2,268
Trade and other receivables * (Note 13)	—	184,409	—	184,409	—	—	—	—
Cash and cash equivalents (Note 14)	—	38,869	—	38,869	—	—	—	—
	—	298,338	—	298,338

Financial liabilities measured at fair value
Forward exchange contracts (Note 17)	1,373	—	—	1,373	—	1,373	—	1,373
	1,373	—	—	1,373

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	1,622,703	1,622,703	—	1,648,136	—	1,648,136
Unsecured bank loans (Note 17)	—	—	30,103	30,103	—	30,103	—	30,103
Unsecured other notes (Note 17)	—	—	202,620	202,620	202,225	—	—	202,225
Other borrowings (Note 17)	—	—	763,085	763,085	—	771,798	—	771,798
Lease liabilities (Note 17)	—	—	3,744	3,744	—	3,383	—	3,383
Trade and other payables * (Note 18)	—	—	50,700	50,700	—	—	—	—
		—	2,672,955	2,672,955

	Carrying amount				Fair value
	Financial assets at fair value	Financial assets at amortized cost	Other financial liabilities	Total	Level 1	Level 2	Level 3	Total
December 31, 2025
Financial assets measured at fair value
Forward exchange contracts (Note 13)	482	—	—	482	—	482	—	482
Interest rate swaps (Note 13)	110	—	—	110	—	110	—	110
Bunker derivatives (Note 13)	96	—	—	96	—	96	—	96
Investments (Note 26)	89,800	—	—	89,800	—	—	89,800	89,800
	90,488	—	—	90,488

Financial assets not measured at fair value
Non-current receivables (Note 11)	—	97,116	—	97,116	—	—	97,116	97,116
Trade and other receivables * (Note 13)	—	250,312	—	250,312	—	—	—	—
Cash and cash equivalents (Note 14)	—	146,529	—	146,529	—	—	—	—
	—	493,957	—	493,957

Financial liabilities measured at fair value
Interest rate swaps (Note 18)	20	—	—	20	—	20	—	20
	20	—	—	20

Financial liabilities not measured at fair value
Secured bank loans (Note 17)	—	—	3,187,820	3,187,820	—	3,277,577	—	3,277,577
Unsecured bank loans (Note 17)	—	—	2,940	2,940	—	2,940	—	2,940
Unsecured other notes (Note 17)	—	—	203,287	203,287	204,195	—	—	204,195
Other borrowings (Note 17)	—	—	2,150,673	2,150,673	—	2,175,537	—	2,175,537
Lease liabilities (Note 17)	—	—	5,049	5,049	—	5,121	—	5,121
Trade and other payables * (Note 18)	—	—	143,653	143,653	—	—	—	—
	—	—	5,693,422	5,693,422

* Deferred charges, deferred fulfillment costs and VAT receivables (included in other receivables) (see Note 13), deferred income and VAT payables (included in other payables) (see Note 18), which are not financial assets (liabilities) are not included.

Disclosure of financial instruments not measured at fair value	The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Forward exchange contracts
Forward pricing: the fair value is determined using quoted forward exchange rates at the reporting date and present value calculations based on high credit quality yield curve in the respective currencies.
Not applicable

Interest rate swaps
Swap models: the fair value is calculated as the present value of the estimated future cash flows. Estimates of future floating-rate cash flows are based on quoted swap rates, futures prices and interbank borrowing rates.
Not applicable

Commodity derivatives	Fair value is determined based on the present value of the quoted forward price.	Not applicable

Equity investments	The valuation is based on either the multiple approach or the net asset value, depending on the investee's industry characteristics and the nature of its operations.	EBITDA multiple; Discount for lack of marketability; Control premium or minority discount; Underlying fair value inputs used in the NAV calculation.

Financial instruments not measured at fair value

Type	Valuation Techniques	Significant unobservable inputs
Non-current receivables (consisting primarily of shareholders' loans and cash security deposits)	Discounted cash flow	Discount rate and forecasted cash flows
Lease receivables	Discounted cash flow	Discount rate
Other financial liabilities (consisting of secured and unsecured bank loans and lease liabilities)	Discounted cash flow	Discount rate
Other financial notes (consisting of unsecured notes)	List price	Not applicable

Disclosure of financial assets that are either past due or impaired
The ageing of current trade and other receivables is as follows:

(in thousands of USD)	2025	2024
Not past due	144,908	114,472
Past due 0-30 days	16,429	15,247
Past due 31-365 days	40,125	45,841
More than one year	11,346	2,523
Total trade and other receivables	212,807	178,083

Schedule and maturity of non-derivative liabilities

(in thousands of USD)	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	30,203	—	206	52,337	82,746
Between 1 and 5 years	332,032	198,219	3,157	18,911	552,319
More than 1 year	362,235	198,219	3,363	71,248	635,065
Less than 1 year	166,124	3,733	33,493	92,298	295,648
At January 1, 2024	528,359	201,952	36,856	163,546	930,713

Loans	1,971,542	—	332	750,983	2,722,857
Repayments	(1,177,328)	—	(33,604)	(377,540)	(1,588,472)
Acquisitions through business combinations	332,529	—	1,500	234,491	568,520
Transaction expenses	(6,686)	668	—	(3,972)	(9,990)
Other changes	5,257	—	(171)	(85)	5,001
Disposals through sale of subsidiary	—	—	(1,137)	—	(1,137)
Translation differences	(867)	—	(32)	(4,338)	(5,237)
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
Balance at December 31, 2024	1,652,806	202,620	3,744	763,085	2,622,255

	Bank loans	Other notes	Lease liabilities	Other borrowings	Total
More than 5 years	360,928	—	184	528,109	889,221
Between 1 and 5 years	1,089,941	198,887	1,267	139,252	1,429,347
More than 1 year	1,450,869	198,887	1,451	667,361	2,318,568
Less than 1 year	201,937	3,733	2,293	95,724	303,687
At January 1, 2025	1,652,806	202,620	3,744	763,085	2,622,255

Loans	4,782,903	—	2,539	1,686,124	6,471,566

Repayments	(4,237,099)	—	(121,881)	(600,727)	(4,959,707)
Acquisitions through business combinations (Note 25)	995,820	—	120,541	303,063	1,419,424
Transaction expenses	(23,877)	667	—	(8,829)	(32,039)
Other changes	(4,594)	—	—	1,064	(3,530)
Translation differences	24,801	—	106	6,913	31,820
Balance at December 31, 2025	3,190,760	203,287	5,049	2,150,693	5,549,789

More than 5 years	556,818	—	48	1,372,532	1,929,398
Between 1 and 5 years	2,282,772	—	3,320	504,263	2,790,355
More than 1 year	2,839,590	—	3,368	1,876,795	4,719,753
Less than 1 year	351,170	203,287	1,681	273,898	830,036
Balance at December 31, 2025	3,190,760	203,287	5,049	2,150,693	5,549,789
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2024
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings (Note 17)	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities (Note 17)	3,744	4,138	2,397	1,517	224
Current trade and other payables * (Note 18)	52,073	52,073	52,073	—	—
	2,674,328	3,598,033	512,143	1,897,558	1,188,332

	Contractual cash flows December 31, 2025
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	3,394,047	4,388,777	759,149	2,845,993	783,636
Other borrowings (Note 17)	2,150,693	3,121,500	395,002	949,471	1,777,028
Lease liabilities (Note 17)	5,049	5,763	1,793	3,915	56
Current trade and other payables * (Note 18)	143,653	143,653	143,653	—	—
	5,693,442	7,659,694	1,299,596	3,799,379	2,560,719

* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule and maturity of derivative liabilities
The following are the remaining contractual maturities of financial liabilities:

	Contractual cash flows December 31, 2024
(in thousands of USD)	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	1,855,426	2,429,845	313,873	1,603,373	512,598
Other borrowings (Note 17)	763,085	1,111,977	143,799	292,668	675,510
Lease liabilities (Note 17)	3,744	4,138	2,397	1,517	224
Current trade and other payables * (Note 18)	52,073	52,073	52,073	—	—
	2,674,328	3,598,033	512,143	1,897,558	1,188,332

	Contractual cash flows December 31, 2025
	Carrying Amount	Total	Less than 1 year	Between 1 and 5 years	More than 5 years
Non derivative financial liabilities
Bank loans and other notes (Note 17)	3,394,047	4,388,777	759,149	2,845,993	783,636
Other borrowings (Note 17)	2,150,693	3,121,500	395,002	949,471	1,777,028
Lease liabilities (Note 17)	5,049	5,763	1,793	3,915	56
Current trade and other payables * (Note 18)	143,653	143,653	143,653	—	—
	5,693,442	7,659,694	1,299,596	3,799,379	2,560,719

* Deferred income and VAT payables (included in other payables) (see Note 18), which are not financial liabilities, are not included.

Schedule of sensitivity analysis
Every increase (decrease) of $1,000 on the spot freight market (VLCC, Suezmax, Newcastlemax, Capesize, Kamsamax, Panamax, Coaster, Container, Chemical tanker and CSOV) per day would have increased (decreased) profit or loss by the amounts shown below:

(effect in thousands of USD)	2025		2024		2023
	Profit or loss		Profit or loss		Profit or loss
	$1,000	$1,000	$1,000	$1,000	$1,000	$1,000
	Increase	Decrease	Increase	Decrease	Increase	Decrease
	43,694	(43,694)	14,521	(14,521)	20,252	(20,252)
This analysis assumes that all other variables, in particular foreign currency rates, remain constant.

	Profit or Loss		Equity
	50 BP	50 BP	50 BP	50 BP
(effect in thousands of USD)	Increase	Decrease	Increase	Decrease
December 31, 2023
Variable rate instruments	(7,130)	7,129	—	—
Interest rate swaps	—	—	1,376	(1,376)
Cash Flow Sensitivity (Net)	(7,130)	7,129	1,376	(1,376)

December 31, 2024
Variable rate instruments	(6,999)	6,999	—	—
Interest rate swaps	—	—	1,486	(1,514)
Cash Flow Sensitivity (Net)	(6,999)	6,999	1,486	(1,514)

December 31, 2025
Variable rate instruments	(22,315)	22,315	—	—
Interest rate swaps	—	—	1,047	(1,064)
Cash Flow Sensitivity (Net)	(22,315)	22,315	1,047	(1,064)

This analysis assumes that all other variables, in particular interest rates, remain constant.

(in thousands of USD)	2025	2024	2023
Equity	635	554	607
Profit or loss	(6,357)	(19,726)	(13,356)

Disclosure of financial instruments by type of interest rate
At the reporting date the interest rate profile of the Group's interest-bearing financial instruments was:

(in thousands of USD)	2025	2024
FIXED RATE INSTRUMENTS
Financial assets	18,154	13,681
Financial liabilities	291,746	344,731
	309,900	358,412

VARIABLE RATE INSTRUMENTS
Financial assets	4,406	3,688
Financial liabilities	5,258,043	2,277,524
	5,262,449	2,281,212

Schedule of currency risk related to operating expenses
The Group's exposure to currency risk is related to its operating expenses expressed in Euros and to Bank loans and Treasury Notes denominated in Euros. In 2025, about 4.8% (2024: 29.6% and 2023: 18.6%) of the Group's total operating expenses were incurred in Euros. Revenue and borrowings are expressed in USD only, except for instruments issued under the Treasury Notes Program (Note 17).

(in thousands of USD)	December 31, 2025		December 31, 2024		December 31, 2023
	EUR	USD	EUR	USD	EUR	USD
Trade payables	(6,211)	(73,731)	(4,188)	(18,108)	(5,888)	(36,144)
Operating expenses	(63,572)	(1,267,682)	(184,427)	(439,046)	(122,878)	(538,317)
Bank loans	(265,359)	(2,925,401)	(176,605)	(1,476,202)	66	(528,426)
Treasury Notes	(43,063)	—	(63,009)	—	(87,106)	(700)

Disclosure of detailed information about hedging instruments
The hedging instruments were as follows:

	2025
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$161.1 million facility	92,695	110	20	(2,055)
Total	92,695	110	20	(2,055)

	2024
(in thousands of USD)	Notional Value	Fair Value - Assets	Fair Value - Liabilities	Change in FV recognized in OCI
Interest rate swaps
$161.1 million facility	111,545	2,145	—	1,005
Total	111,545	2,145	—	1,005
The amounts at the reporting date relating to items designated as hedged items were as follows:

	December 31, 2025		December 31, 2024
(in thousands of USD)	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve	Change in value used for calculating hedge ineffectiveness	Cash flow hedge reserve

Interest rate risk
Variable-rate instruments	2,055	90	(1,005)	2,145

The amounts relating to items designated as hedging instruments and hedge ineffectiveness were as follows:

	2025				During the period 2025
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	92,695	110	20	Trade and other current receivables, Trade and other current payables	(2,055)	(317)	Finance expenses

	2024				During the period 2024
(in thousands of USD)	Nominal amount	Carrying amount - Assets	Carrying amount - Liabilities	Line item in the statement of financial position where the hedging instrument is included	Changes in the value of the hedging instrument recognized in OCI	Hedge ineffectiveness recognized in profit or loss	Line item in profit or loss that includes hedge ineffectiveness

Interest rate risk
Interest rate swaps	111,545	2,145	—	Non-current receivables, Trade and other current receivables	1,005	—	Finance expenses
The following table provides a reconciliation by risk category of components of equity and analysis of OCI items, net of tax, resulting from cash flow hedge accounting:

(in thousands of USD)	Hedging reserve

Balance at January 1, 2025	2,145
Cash flow hedges
Change in fair value interest rate risk	(2,055)
Balance at December 31, 2025	90

Balance at January 1, 2024	1,140
Cash flow hedges
Change in fair value interest rate risk	1,005
Balance at December 31, 2024	2,145